Financial investments - Summary of financial investments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial investments	S/ 27,705,116	S/ 26,397,552
Accrued income	28,173,806	26,857,925
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	21,299,397	20,377,805
Accrued income	363,254	347,087
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	21,855,546	20,836,073
Accrued income	363,254	347,087
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,883,579	3,784,912
Accrued income	105,436	113,286
Investments at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial investments	1,965,991	1,776,567
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	S/ 556,149	S/ 458,268